Accumulated Other Comprehensive Loss - (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Loss
Shareholders equity	$ (250)	$ (216)	$ (148)
Foreign currency translation loss
Accumulated Other Comprehensive Loss
Shareholders equity	$ (250)	$ (216)	(131)
Unrealized loss on investments
Accumulated Other Comprehensive Loss
Shareholders equity			$ (17)